INCOME TAXES - Current and deferred income tax (benefit) expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Current income tax (benefit) expense:
Domestic			$ 10,342	$ 5,424
Foreign			1,104	131
Total current tax (benefit) expense			11,446	5,555
Deferred income tax (benefit) expense:
Domestic			(4,532)	(10,020)
Foreign			(138)	(206)
Total deferred tax (benefit) expense			(4,670)	(10,226)
Total income tax (benefit) expense	$ 15,908	$ 8,251	$ 6,776	$ (4,671)